General and administrative expenditures	12 Months Ended
Dec. 31, 2021
General and administrative expenditures
General and administrative expenditures

19.General and administrative expenses

Year ended December 31,	2021	2020
Salaries and benefits	1,232,122	316,139
Legal	614,944	80,284
Travel	143,329	49,416
A10 Advisory - Cost Sharing Agreement	185,167	126,189
Business development and investor relations	1,243,828	392,410
Accounting	106,098	76,230
Auditing	926,708	82,283
Insurance	379,560	30,409
Financial Expenses	37,109	21,417
Interest and Tax	115,476	—
Other	616,338	47,128
General and Administrative Expenses	$5,600,679	$1,221,905